CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 2.4	₪ 2.4
Ordinary shares, shares authorized	360,000,000	360,000,000
Ordinary shares, shares issued	96,411,949	46,239,183
Ordinary shares, shares outstanding	96,411,949	46,239,183